INSTITUTIONAL DAILY ASSETS FUND
(A PORTFOLIO OF BT INSTITUTIONAL FUNDS)

SUPPLEMENT TO PRIVATE OFFERING MEMORANDUM DATED OCTOBER 7, 1997

     Effective August 11, 1998, ICC Distributors, Inc. will replace Edgewood Services, Inc. ("Edgewood") as placement agent of the above-named investment company. ICC Distributors, Inc. is a registered broker/dealer with principal offices at Two Portland Square, Portland, Maine 04101 and is not affiliated with Bankers Trust. Accordingly, references throughout the memorandum to Edgewood should be replaced with references to ICC Distributors, Inc. and its affiliates, respectively, as appropriate. However, affiliates of Edgewood may continue to perform certain fund administration duties, at Bankers Trust's expense.



                                                                   July 23, 1998


EDGEWOOD SERVICES, INC.
Placement Agent

5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-5829
(7/98)







INSTITUTIONAL TREASURY ASSETS FUND
(A PORTFOLIO OF BT INSTITUTIONAL FUNDS)

SUPPLEMENT TO PRIVATE OFFERING MEMORANDUM DATED APRIL 30, 1998

     Effective August 11, 1998, ICC Distributors, Inc. will replace Edgewood Services, Inc. ("Edgewood") as placement agent of the above-named investment company. ICC Distributors, Inc. is a registered broker/dealer with principal offices at Two Portland Square, Portland, Maine 04101 and is not affiliated with Bankers Trust. Accordingly, references throughout the memorandum to Edgewood should be replaced with references to ICC Distributors, Inc. and its affiliates, respectively, as appropriate. However, affiliates of Edgewood may continue to perform certain fund administration duties, at Bankers Trust's expense.



                                                                   July 23, 1998


EDGEWOOD SERVICES, INC.
Placement Agent

5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-5829
(7/98)